Annual Total Returns[BarChart] - VictoryShares US Small Cap High Div Volatility Wtd ETF - VictoryShares US Small Cap High Div Volatility Wtd ETF	2016	2017	2018	2019
Total	30.76%	10.94%	(7.07%)	21.40%